UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Variable Portfolio – Balanced Fund
Class 1
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 39	0.74%
Key Fund Statistics
Fund net assets	$ 1,496,454,609
Total number of portfolio holdings	907
Portfolio turnover for the reporting period	99%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.5%
NVIDIA Corp.	4.4%
Apple, Inc.	4.3%
Amazon.com, Inc.	2.9%
Uniform Mortgage-Backed Security TBA 07/15/2054 4.000%	2.9%
Meta Platforms, Inc., Class A	2.1%
Uniform Mortgage-Backed Security TBA 07/15/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Alphabet, Inc., Class A	1.6%
Alphabet, Inc., Class C	1.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Balanced Fund
Class 2
Semiannual Shareholder Report | June 30, 2024
T
his
semiannual shareholder report
contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 52	0.99%
Key Fund
Statistics
Fund net assets	$ 1,496,454,609
Total number of portfolio holdings	907
Portfolio turnover for the reporting period	99%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.5%
NVIDIA Corp.	4.4%
Apple, Inc.	4.3%
Amazon.com, Inc.	2.9%
Uniform Mortgage-Backed Security TBA 07/15/2054 4.000%	2.9%
Meta Platforms, Inc., Class A	2.1%
Uniform Mortgage-Backed Security TBA 07/15/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Alphabet, Inc., Class A	1.6%
Alphabet, Inc., Class C	1.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Balanced Fund
Class 3
Semiannual Shareholder Report | June 30, 2024
This
semiannual shareholder report
contains important information about Columbia Variable Portfolio – Balanced Fund (the Fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 45	0.87%
Key
Fund
Statistics
Fund net assets	$ 1,496,454,609
Total number of portfolio holdings	907
Portfolio turnover for the reporting period	99%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	4.5%
NVIDIA Corp.	4.4%
Apple, Inc.	4.3%
Amazon.com, Inc.	2.9%
Uniform Mortgage-Backed Security TBA 07/15/2054 4.000%	2.9%
Meta Platforms, Inc., Class A	2.1%
Uniform Mortgage-Backed Security TBA 07/15/2054 3.000%	2.1%
iShares Core MSCI EAFE ETF	1.7%
Alphabet, Inc., Class A	1.6%
Alphabet, Inc., Class C	1.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Variable Portfolio – Balanced Fund
Semiannual Financial Statements and Additional Information
June 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Balanced Fund | 2024

Portfolio of Investments
June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 8.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	369,528	369,955
Subordinated Series 2023-3PL Class B
08/19/2030	7.170%	258,195	258,963
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	675,000	674,235
ACM Auto Trust(a)
Subordinated Series 2023-1 Class C
01/22/2030	8.590%	2,404,000	2,418,098
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	3,725,000	3,768,268
Series 2023-X1 Class A
11/15/2028	7.110%	470,570	472,289
Series 2024-A Class 1A
02/15/2029	5.610%	4,125,000	4,118,619
Series 2024-A Class A
02/15/2029	5.610%	1,600,000	1,597,525
Subordinated Series 2023-B Class 1C
09/15/2028	7.810%	300,000	308,277
ALM Ltd.(a),(b)
Series 2022-20A Class A2
3-month Term SOFR + 2.000% Floor 2.000% 07/15/2037	7.329%	1,300,000	1,301,910
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	600,000	584,859
Subordinated Series 2022-2 Class C
06/13/2028	4.410%	210,580	210,024
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	1,625,000	1,619,618
Apidos CLO XI(a),(b)
Series 2012-11A Class BR3
3-month Term SOFR + 1.912% Floor 1.650% 04/17/2034	7.229%	1,925,000	1,926,540
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month Term SOFR + 1.412% Floor 1.150% 01/20/2031	6.736%	900,000	900,039
Aqua Finance Trust(a)
Series 2021-A Class A
07/17/2046	1.540%	367,313	328,151
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month Term SOFR + 1.712% Floor 1.450% 04/15/2030	7.040%	550,000	550,239
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	275,551	272,978
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2021-1A Class A
08/20/2027	1.380%	4,000,000	3,692,981
Bain Capital Credit CLO(a),(b)
Series 2019-1A Class AR
3-month Term SOFR + 1.392% 04/19/2034	6.718%	650,000	650,812
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-7A Class B
3-month Term SOFR + 1.912% Floor 1.650% 01/22/2035	7.236%	2,425,000	2,427,701
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A1
3-month Term SOFR + 1.262% 04/20/2031	6.586%	348,274	348,679
Barings CLO Ltd.(a),(b)
Series 2018-4A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2030	7.129%	3,450,000	3,455,465
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month Term SOFR + 1.262% Floor 1.000% 04/20/2034	6.586%	1,025,000	1,025,000
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	6.635%	224,287	224,286
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	6.835%	224,287	224,286
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month Term SOFR + 1.402% Floor 1.140% 01/20/2031	6.726%	1,680,226	1,681,626
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle CLO Ltd.(a),(b)
Series C17A Class CR
3-month Term SOFR + 3.062% Floor 2.800% 04/30/2031	8.391%	500,000	500,950
Carmax Auto Owner Trust
Subordinated Series 2021-1 Class C
12/15/2026	0.940%	275,000	264,963
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	875,345	838,936
College Ave Student Loans Trust(a)
Series 2024-A Class A1A
06/25/2054	5.510%	3,937,129	3,903,565
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	241,015	240,718
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	3,410,000	3,298,452
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month Term SOFR + 1.282% 04/15/2031	6.610%	1,179,248	1,179,990
DT Auto Owner Trust(a)
Series 2020-2A Class D
03/16/2026	4.730%	181,820	181,549
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	150,526	150,089
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	939,677	923,808
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	1,020,533	1,021,214
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	104,608	104,466
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	187,982	186,869
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	34,883	34,859
Exeter Automobile Receivables Trust
Series 2024-3A Class A3
12/15/2027	5.650%	75,000	74,962
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	71,308	71,080
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	775,661	760,378
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	3,960,000	3,768,371
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Auto Owner Trust(a)
Series 2021-2 Class A
05/15/2034	1.530%	2,500,000	2,299,184
Series 2022-1 Class A
11/15/2034	3.880%	3,850,000	3,719,870
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	1,439	1,438
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-1 Class D
03/15/2027	1.320%	690,056	688,542
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	2,675,000	2,673,880
GoldenTree Loan Management US CLO Ltd.(a),(b)
Series 2024-19A Class A
3-month Term SOFR + 1.500% Floor 1.500% 04/20/2037	6.821%	2,750,000	2,769,585
GoldentTree Loan Management US CLO 1 Ltd.(a),(b)
Series 2021-10A Class A
3-month Term SOFR + 1.362% Floor 1.100% 07/20/2034	6.686%	1,425,000	1,427,759
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class A
12/26/2025	1.210%	1,575,000	1,553,932
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	97,887	96,148
Series 2019-AA Class A
07/25/2033	2.340%	240,256	230,235
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2020-REV1 Class B
10/15/2028	4.494%	284,527	284,019
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	6.738%	474,727	475,698
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	7.129%	3,600,000	3,590,539
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class AR4
3-month Term SOFR + 1.150% Floor 1.150% 10/15/2031	6.479%	1,943,593	1,944,565
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2024-1A Class A
07/17/2034	5.950%	915,000	915,281
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	1,225,000	1,228,398
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	938,426	939,777
NextGear Floorplan Master Owner Trust(a)
Series 2023-1A Class A2
03/15/2028	5.740%	2,225,000	2,234,706
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class AR
3-month Term SOFR + 1.412% Floor 1.150% 10/22/2036	6.736%	1,375,000	1,376,459
Series 2020-6A Class AR
3-month Term SOFR + 1.402% Floor 1.140% 07/20/2034	6.726%	2,600,000	2,602,161
Series 2021-8A Class A
3-month Term SOFR + 1.452% Floor 1.190% 01/18/2034	6.779%	650,000	650,608
OneMain Financial Issuance Trust(a)
Series 2023-2A Class A1
09/15/2036	5.840%	3,625,000	3,670,823
Oportun Issuance Trust(a)
Series 2024-1A Class A
04/08/2031	6.334%	397,022	397,191
Pagaya AI Debt Grantor Trust(a)
Series 2024-5 Class A
10/15/2031	6.278%	1,100,000	1,100,826
Series 2024-6 Class A
11/15/2031	6.093%	925,000	925,051
Pagaya AI Debt Selection Trust(a)
Series 2021-HG1 Class A
01/16/2029	1.220%	213,657	210,591
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	508,419	506,457
Series 2022-2 Class A
01/15/2030	4.970%	51,065	50,948
Series 2023-1 Class A
07/15/2030	7.556%	677,126	680,311
Series 2023-5 Class A
04/15/2031	7.179%	737,572	739,167
Series 2023-8 Class A
06/16/2031	7.299%	198,803	201,468
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-1 Class A
07/15/2031	6.660%	488,119	490,273
Series 2024-2 Class A
08/15/2031	6.319%	606,700	607,433
Series 2024-3 Class A
10/15/2031	6.258%	3,695,558	3,697,619
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	674,911	665,239
Pagaya AI Debt Trust(a),(c)
Subordinated Series 2023-7 Class AB
07/15/2031	7.379%	912,002	915,755
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class B
05/15/2028	5.710%	950,000	950,415
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	1,125,000	1,127,351
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	222,531	223,378
Series 2024-1A Class A
08/15/2029	6.120%	632,864	633,369
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month Term SOFR + 0.712% Floor 1.450% 10/15/2030	6.040%	1,900,000	1,900,000
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	399,176	385,500
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	471,218	474,382
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	200,000	191,965
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	175,000	166,186
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	58,822	58,739
SBNA Auto Lease Trust(a)
Series 2023-A Class A3
04/20/2027	6.510%	4,025,000	4,070,392
Series 2024-A Class A4
01/22/2029	5.240%	1,300,000	1,296,864
SCF Equipment Leasing LLC(a)
Series 2020-1A Class C
08/21/2028	2.600%	800,000	785,635
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Theorem Funding Trust(a)
Series 2023-1A Class A
04/15/2029	7.580%	253,162	254,979
United Auto Credit Securitization Trust(a)
Series 2024-1 Class A
08/10/2026	6.170%	1,160,167	1,160,715
Upstart Pass-Through Trust(a)
Series 2021-ST10 Class A
01/20/2030	2.250%	489,715	482,859
Series 2021-ST2 Class A
04/20/2027	2.500%	40,826	40,339
Series 2021-ST9 Class A
11/20/2029	1.700%	39,716	39,357
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	10,366	10,341
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	348,176	342,590
Verizon Master Trust
Subordinated Series 2022-4 Class B
11/20/2028	3.640%	4,700,000	4,614,520
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	106,083	105,202
Westlake Automobile Receivables Trust(a)
Subordinated Series 2021-3 Class C
01/15/2027	1.580%	1,712,917	1,691,353
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	825,000	824,510
Total Asset-Backed Securities — Non-Agency (Cost $121,367,139)			121,309,519

Commercial Mortgage-Backed Securities - Non-Agency 3.0%

AMSR Trust(a)
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	500,000	481,267
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month Term SOFR + 1.497% Floor 1.450% 05/15/2035	6.826%	2,625,000	2,604,317
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class C
1-month Term SOFR + 1.614% Floor 1.500% 10/15/2037	6.943%	559,490	554,412
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	1,325,000	1,291,892
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month Term SOFR + 1.547% Floor 1.250% 07/15/2035	6.876%	2,375,000	2,363,517
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	6.741%	2,175,000	2,113,821
BX Trust(a)
Series 2023-LIFE Class A
02/15/2028	5.045%	1,175,000	1,133,302
COMM Mortgage Trust(a),(c)
Subordinated Series 2020-CBM Class D
02/10/2037	3.754%	475,000	457,331
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	525,000	419,720
CSAIL Commercial Mortgage Trust
Series 2015-C4 Class A4
11/15/2048	3.808%	2,010,000	1,955,654
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	675,000	644,086
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	2,975,000	2,816,807
GS Mortgage Securities Corp. II(a),(c)
Series 2023-SHIP Class A
09/10/2038	4.466%	1,125,000	1,091,042
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	625,000	575,977
GS Mortgage Securities Corp. Trust(a),(b)
Subordinated CMO Series 2021-IP Class D
1-month Term SOFR + 2.214% Floor 2.100% 10/15/2036	7.543%	825,000	791,484
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	1,031,975	932,045
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	6,246,576	5,739,687
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ILPT Commercial Mortgage Trust(a),(b)
Series 2022-LPF2 Class A
1-month Term SOFR + 2.245% Floor 2.245% 10/15/2039	7.574%	2,200,000	2,176,870
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	250,000	192,270
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	2,250,000	2,097,572
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	1,175,000	1,090,100
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	7.643%	1,100,000	1,011,781
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	8.193%	425,000	359,357
Progress Residential Trust(a)
Series 2024-SFR1 Class A
02/17/2041	3.350%	1,552,500	1,428,471
Subordinated Series 2020-SFR2 Class C
06/17/2037	3.077%	100,000	97,035
Subordinated Series 2020-SFR2 Class D
06/17/2037	3.874%	125,000	121,838
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	1,830,000	1,673,222
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	6.879%	3,325,000	3,276,970
STAR Trust(a),(b)
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950% Floor 1.950% 05/17/2039	7.279%	1,900,000	1,892,445
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	650,000	605,666
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	1,075,000	952,901
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	1,043,953	1,024,130
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-FCMT Class D
1-month Term SOFR + 3.614% Floor 3.500% 05/15/2031	8.943%	625,000	584,060
WFRBS Commercial Mortgage Trust
Series 2014-C22 Class A5
09/15/2057	3.752%	425,000	419,347
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $47,457,824)			44,970,396

Common Stocks 59.2%
Issuer	Shares	Value ($)
Communication Services 7.0%
Entertainment 0.8%
Take-Two Interactive Software, Inc.(d)	77,342	12,025,907
Interactive Media & Services 5.5%
Alphabet, Inc., Class A	127,737	23,267,294
Alphabet, Inc., Class C	109,204	20,030,198
Meta Platforms, Inc., Class A	62,039	31,281,305
Pinterest, Inc., Class A(d)	188,069	8,288,201
Total		82,866,998
Wireless Telecommunication Services 0.7%
T-Mobile US, Inc.	56,507	9,955,403
Total Communication Services		104,848,308
Consumer Discretionary 4.6%
Automobiles 0.3%
Tesla, Inc.(d)	19,850	3,927,918
Broadline Retail 3.7%
Amazon.com, Inc.(d)	225,875	43,650,344
eBay, Inc.	232,132	12,470,131
Total		56,120,475
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc., Class B	41,959	3,162,450
Tapestry, Inc.	130,950	5,603,350
Total		8,765,800
Total Consumer Discretionary		68,814,193
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 2.9%
Consumer Staples Distribution & Retail 1.5%
Sysco Corp.	159,317	11,373,641
Walmart, Inc.	172,758	11,697,444
Total		23,071,085
Food Products 0.2%
Mondelez International, Inc., Class A	39,360	2,575,718
Household Products 0.8%
Procter & Gamble Co. (The)	70,762	11,670,069
Personal Care Products 0.4%
Coty, Inc., Class A(d)	555,546	5,566,571
Total Consumer Staples		42,883,443
Energy 2.2%
Oil, Gas & Consumable Fuels 2.2%
Canadian Natural Resources Ltd.	273,080	9,721,648
Chevron Corp.	97,904	15,314,144
EOG Resources, Inc.	67,107	8,446,758
Total		33,482,550
Total Energy		33,482,550
Financials 7.6%
Banks 2.6%
Bank of America Corp.	332,145	13,209,406
JPMorgan Chase & Co.	78,549	15,887,321
Wells Fargo & Co.	172,189	10,226,305
Total		39,323,032
Capital Markets 1.8%
BlackRock, Inc.	15,238	11,997,182
Charles Schwab Corp. (The)	100,954	7,439,300
S&P Global, Inc.	15,311	6,828,706
Total		26,265,188
Consumer Finance 0.3%
American Express Co.	21,612	5,004,259
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 2.3%
Berkshire Hathaway, Inc., Class B(d)	6,567	2,671,456
Block, Inc., Class A(d)	95,873	6,182,850
MasterCard, Inc., Class A	26,539	11,707,945
Visa, Inc., Class A	52,572	13,798,573
Total		34,360,824
Insurance 0.6%
Aon PLC, Class A	32,433	9,521,680
Total Financials		114,474,983
Health Care 7.6%
Biotechnology 2.4%
AbbVie, Inc.	79,257	13,594,161
Biogen, Inc.(d)	37,751	8,751,437
BioMarin Pharmaceutical, Inc.(d)	70,032	5,765,734
Vertex Pharmaceuticals, Inc.(d)	15,658	7,339,218
Total		35,450,550
Health Care Equipment & Supplies 1.6%
Abbott Laboratories	69,072	7,177,271
Becton Dickinson & Co.	33,136	7,744,215
Boston Scientific Corp.(d)	111,515	8,587,770
Total		23,509,256
Health Care Providers & Services 1.1%
Elevance Health, Inc.	30,822	16,701,209
Life Sciences Tools & Services 1.1%
IQVIA Holdings, Inc.(d)	13,046	2,758,446
Thermo Fisher Scientific, Inc.	25,992	14,373,576
Total		17,132,022
Pharmaceuticals 1.4%
Eli Lilly & Co.	14,487	13,116,240
Pfizer, Inc.	252,799	7,073,316
Total		20,189,556
Total Health Care		112,982,593
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 4.8%
Aerospace & Defense 1.3%
General Electric Co.	28,461	4,524,445
L3Harris Technologies, Inc.	12,613	2,832,628
RTX Corp.	122,116	12,259,225
Total		19,616,298
Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	33,813	4,627,309
Electrical Equipment 0.6%
Emerson Electric Co.	64,386	7,092,762
GE Vernova, Inc.(d)	8,515	1,460,407
Total		8,553,169
Ground Transportation 1.0%
Uber Technologies, Inc.(d)	122,964	8,937,024
Union Pacific Corp.	25,043	5,666,229
Total		14,603,253
Industrial Conglomerates 1.1%
Honeywell International, Inc.	74,573	15,924,319
Machinery 0.3%
Parker-Hannifin Corp.	8,940	4,521,941
Passenger Airlines 0.2%
United Airlines Holdings, Inc.(d)	74,918	3,645,510
Total Industrials		71,491,799
Information Technology 19.5%
Electronic Equipment, Instruments & Components 0.9%
TE Connectivity Ltd.	85,901	12,922,087
IT Services 0.6%
Accenture PLC, Class A	7,707	2,338,381
International Business Machines Corp.	36,643	6,337,407
Total		8,675,788
Semiconductors & Semiconductor Equipment 7.3%
Advanced Micro Devices, Inc.(d)	36,954	5,994,308
Entegris, Inc.	41,285	5,589,989
Lam Research Corp.	11,926	12,699,401
Marvell Technology, Inc.	62,754	4,386,505
NVIDIA Corp.	527,147	65,123,740
Common Stocks (continued)
Issuer	Shares	Value ($)
ON Semiconductor Corp.(d)	118,142	8,098,634
QUALCOMM, Inc.	36,071	7,184,622
Total		109,077,199
Software 6.4%
Adobe, Inc.(d)	8,589	4,771,533
Autodesk, Inc.(d)	31,872	7,886,726
Intuit, Inc.	15,770	10,364,202
Microsoft Corp.	151,118	67,542,190
Palo Alto Networks, Inc.(d)	16,544	5,608,582
Total		96,173,233
Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	307,564	64,779,130
Total Information Technology		291,627,437
Materials 1.3%
Chemicals 0.4%
Sherwin-Williams Co. (The)	21,536	6,426,989
Containers & Packaging 0.2%
Avery Dennison Corp.	16,091	3,518,297
Metals & Mining 0.7%
Newmont Corp.	243,774	10,206,817
Total Materials		20,152,103
Real Estate 0.7%
Specialized REITs 0.7%
American Tower Corp.	55,971	10,879,643
Total Real Estate		10,879,643
Utilities 1.0%
Multi-Utilities 1.0%
DTE Energy Co.	61,011	6,772,831
Public Service Enterprise Group, Inc.	101,670	7,493,079
Total		14,265,910
Total Utilities		14,265,910
Total Common Stocks (Cost $582,909,918)		885,902,962
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)

Corporate Bonds & Notes 7.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.7%
BAE Systems PLC(a)
03/26/2029	5.125%	803,000	799,332
Boeing Co. (The)
05/01/2040	5.705%	1,875,000	1,731,301
Bombardier, Inc.(a)
07/01/2031	7.250%	9,000	9,240
L3Harris Technologies, Inc.
01/15/2027	5.400%	3,200,000	3,212,440
07/31/2033	5.400%	375,000	373,734
Lockheed Martin Corp.
08/15/2034	4.800%	500,000	488,107
Northrop Grumman Corp.
06/01/2034	4.900%	1,610,000	1,565,983
Raytheon Technologies Corp.
03/15/2032	2.375%	1,525,000	1,249,629
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	24,000	25,843
11/15/2030	9.750%	11,000	12,132
TransDigm, Inc.
11/15/2027	5.500%	27,000	26,517
TransDigm, Inc.(a)
08/15/2028	6.750%	40,000	40,530
03/01/2029	6.375%	60,000	60,372
12/15/2030	6.875%	39,000	39,821
03/01/2032	6.625%	66,000	66,763
Total			9,701,744
Airlines 0.0%
Air Canada(a)
08/15/2026	3.875%	29,000	27,600
American Airlines, Inc.(a)
05/15/2029	8.500%	20,000	20,784
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	53,289	52,841
04/20/2029	5.750%	42,290	41,210
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	43,426	41,312
United Airlines, Inc.(a)
04/15/2026	4.375%	38,000	36,727
04/15/2029	4.625%	19,000	17,704
Total			238,178
Automotive 0.0%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	22,000	20,147
IHO Verwaltungs GmbH(a),(e)
09/15/2026	4.750%	42,827	41,504
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	51,000	50,266
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	15,000	14,990
05/15/2027	8.500%	52,000	52,318
ZF North America Capital, Inc.(a)
04/23/2032	6.875%	26,000	26,882
Total			206,107
Banking 1.9%
Bank of America Corp.(f)
02/04/2033	2.972%	7,150,000	6,052,874
Citigroup, Inc.(f)
01/25/2033	3.057%	2,300,000	1,950,417
Goldman Sachs Group, Inc. (The)(f)
04/22/2032	2.615%	4,425,000	3,719,615
HSBC Holdings PLC(f)
05/24/2032	2.804%	1,500,000	1,256,070
JPMorgan Chase & Co.(f)
04/22/2032	2.580%	4,261,000	3,597,662
10/23/2034	6.254%	850,000	901,481
Morgan Stanley(f)
01/22/2031	2.699%	4,675,000	4,098,151
Subordinated
09/16/2036	2.484%	1,550,000	1,226,692
PNC Financial Services Group, Inc. (The)(f)
01/22/2035	5.676%	500,000	502,566
US Bancorp(f)
06/12/2034	5.836%	525,000	532,314
Wells Fargo & Co.(f)
04/24/2034	5.389%	4,825,000	4,772,399
Total			28,610,241
Brokerage/Asset Managers/Exchanges 0.0%
AG Issuer LLC(a)
03/01/2028	6.250%	15,000	14,665
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	35,000	36,257
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	39,000	42,456
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	36,000	34,695
Hightower Holding LLC(a)
04/15/2029	6.750%	41,000	38,387
Total			166,460
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	30,000	26,819
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	23,000	22,386
05/15/2029	4.125%	15,000	13,703
08/01/2030	6.500%	19,000	19,150
Interface, Inc.(a)
12/01/2028	5.500%	23,000	21,754
James Hardie International Finance DAC(a)
01/15/2028	5.000%	37,000	35,706
Masterbrand, Inc.(a)
07/15/2032	7.000%	7,000	7,078
Standard Industries, Inc.(a)
02/15/2027	5.000%	10,000	9,717
01/15/2028	4.750%	25,000	23,838
Summit Materials LLC /Finance Corp.(a)
01/15/2031	7.250%	32,000	33,138
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	6,000	5,815
White Cap Buyer LLC(a)
10/15/2028	6.875%	71,000	68,551
Total			287,655
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	55,000	52,785
02/01/2028	5.000%	24,000	22,442
03/01/2030	4.750%	91,000	78,821
08/15/2030	4.500%	105,000	88,789
02/01/2032	4.750%	43,000	35,214
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	27,000	21,775
Charter Communications Operating LLC/Capital
06/30/2062	3.950%	875,000	518,416
CSC Holdings LLC(a)
02/01/2028	5.375%	10,000	7,595
02/01/2029	6.500%	48,000	35,115
01/15/2030	5.750%	29,000	10,931
12/01/2030	4.125%	12,000	7,797
02/15/2031	3.375%	36,000	22,497
DISH DBS Corp.(a)
12/01/2028	5.750%	28,000	19,266
DISH Network Corp.(a)
11/15/2027	11.750%	51,000	50,099
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	32,000	30,116
07/01/2029	5.500%	28,000	26,307
09/01/2031	3.875%	21,000	17,141
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Time Warner Cable LLC
05/01/2037	6.550%	2,725,000	2,581,407
Virgin Media Finance PLC(a)
07/15/2030	5.000%	40,000	32,943
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	35,000	31,980
08/15/2030	4.500%	31,000	26,291
VZ Secured Financing BV(a)
01/15/2032	5.000%	67,000	57,159
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	39,000	33,180
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	19,000	18,637
Ziggo BV(a)
01/15/2030	4.875%	22,000	19,584
Total			3,846,287
Chemicals 0.0%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	12,000	10,762
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	35,000	34,037
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	17,000	17,073
Element Solutions, Inc.(a)
09/01/2028	3.875%	51,000	46,906
HB Fuller Co.
10/15/2028	4.250%	29,000	27,342
Herens Holdco Sarl(a)
05/15/2028	4.750%	26,000	22,457
INEOS Finance PLC(a)
04/15/2029	7.500%	46,000	46,511
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	25,000	23,941
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	26,000	27,589
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	17,000	14,523
Iris Holdings, Inc.(a),(e)
02/15/2026	8.750%	22,000	18,005
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	42,000	38,173
11/15/2028	9.750%	45,000	47,670
10/01/2029	6.250%	41,000	37,345
06/15/2031	7.250%	37,000	36,796
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace Holdings LLC(a)
06/15/2027	4.875%	19,000	18,342
08/15/2029	5.625%	63,000	57,925
03/01/2031	7.375%	13,000	13,165
Total			538,562
Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	17,000	15,335
Herc Holdings, Inc.(a)
07/15/2027	5.500%	26,000	25,625
06/15/2029	6.625%	23,000	23,326
John Deere Capital Corp.
07/14/2028	4.950%	1,100,000	1,101,156
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	8,000	8,151
03/15/2031	7.750%	40,000	41,818
Total			1,215,411
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	45,000	40,152
12/01/2028	6.125%	64,000	53,118
Match Group, Inc.(a)
12/15/2027	5.000%	8,000	7,671
02/15/2029	5.625%	31,000	29,788
Uber Technologies, Inc.(a)
01/15/2028	6.250%	39,000	39,030
08/15/2029	4.500%	23,000	21,915
Total			191,674
Consumer Products 0.0%
Acushnet Co.(a)
10/15/2028	7.375%	8,000	8,292
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	67,000	66,598
Newell Brands, Inc.
09/15/2027	6.375%	12,000	11,829
Prestige Brands, Inc.(a)
01/15/2028	5.125%	27,000	26,214
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	10,000	8,625
02/01/2032	4.375%	33,000	28,416
Total			149,974
Diversified Manufacturing 0.0%
Chart Industries, Inc.(a)
01/01/2030	7.500%	21,000	21,735
01/01/2031	9.500%	7,000	7,580
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	63,000	63,541
EMRLD Borrower LP/Co-Issuer, Inc.(a),(g)
07/15/2031	6.750%	20,000	20,252
Esab Corp.(a)
04/15/2029	6.250%	16,000	16,103
Gates Corp. (The)(a)
07/01/2029	6.875%	10,000	10,181
Madison IAQ LLC(a)
06/30/2028	4.125%	14,000	13,060
06/30/2029	5.875%	33,000	30,726
Resideo Funding, Inc.(a)
09/01/2029	4.000%	61,000	54,121
Velocity Vehicle Group LLC(a)
06/01/2029	8.000%	6,000	6,165
Vertical Holdco GmbH(a)
07/15/2028	7.625%	40,000	39,758
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	48,000	46,537
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	46,000	46,875
03/15/2029	6.375%	11,000	11,044
03/15/2032	6.625%	38,000	38,427
Total			426,105
Electric 0.5%
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	39,000	37,223
02/15/2031	3.750%	58,000	50,661
01/15/2032	3.750%	16,000	13,614
Duke Energy Corp.
08/15/2052	5.000%	1,800,000	1,564,695
Edison International
11/15/2028	5.250%	972,000	963,332
Emera US Finance LP
06/15/2046	4.750%	743,000	611,118
Indiana Michigan Power Co.
03/15/2037	6.050%	512,000	529,807
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	16,000	15,984
09/15/2027	4.500%	34,000	32,114
01/15/2029	7.250%	66,000	67,712
NRG Energy, Inc.(a)
02/15/2029	3.375%	28,000	24,908
06/15/2029	5.250%	24,000	23,058
02/15/2031	3.625%	22,000	18,875
02/15/2032	3.875%	7,000	6,019
Ohio Edison Co.(a)
01/15/2033	5.500%	1,150,000	1,141,761
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas and Electric Co.
01/15/2053	6.750%	1,490,000	1,548,168
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	61,000	55,632
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	17,000	16,715
07/31/2027	5.000%	39,000	37,734
10/15/2031	7.750%	59,000	61,455
04/15/2032	6.875%	19,000	19,289
Total			6,839,874
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	29,000	29,622
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	48,000	47,273
Total			76,895
Finance Companies 0.0%
GGAM Finance Ltd.(a)
04/15/2029	6.875%	40,000	40,708
Navient Corp.
06/25/2025	6.750%	13,000	12,995
03/15/2031	11.500%	26,000	28,629
OneMain Finance Corp.
01/15/2027	3.500%	19,000	17,800
01/15/2029	9.000%	23,000	24,256
03/15/2030	7.875%	31,000	31,953
05/15/2031	7.500%	28,000	28,346
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	38,000	36,907
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	32,000	27,887
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	92,000	77,542
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	7,000	6,835
04/15/2029	5.500%	17,000	16,145
Total			350,003
Food and Beverage 0.5%
Bacardi Ltd.(a)
05/15/2038	5.150%	3,500,000	3,233,102
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2043	5.900%	649,000	633,781
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	14,000	14,437
Constellation Brands, Inc.
05/01/2033	4.900%	1,452,000	1,401,472
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	40,000	39,317
Diageo Capital PLC
10/05/2033	5.625%	1,350,000	1,401,585
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	81,000	80,075
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	23,000	20,499
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	868,000	861,209
Pilgrim’s Pride Corp.
03/01/2032	3.500%	36,000	30,460
Post Holdings, Inc.(a)
01/15/2028	5.625%	15,000	14,772
04/15/2030	4.625%	52,000	47,780
09/15/2031	4.500%	18,000	16,132
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	38,000	34,977
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	48,000	42,292
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	27,000	26,022
US Foods, Inc.(a)
09/15/2028	6.875%	32,000	32,729
02/15/2029	4.750%	37,000	35,099
06/01/2030	4.625%	27,000	25,126
Total			7,990,866
Gaming 0.0%
Boyd Gaming Corp.
12/01/2027	4.750%	15,000	14,424
Boyd Gaming Corp.(a)
06/15/2031	4.750%	16,000	14,483
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	74,000	67,823
02/15/2030	7.000%	51,000	52,113
02/15/2032	6.500%	55,000	55,268
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	15,000	14,575
Churchill Downs, Inc.(a)
05/01/2031	6.750%	32,000	32,227
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	26,000	26,531
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	26,000	26,899
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	29,000	27,022
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	56,000	54,590
Total			385,955
Health Care 0.5%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	47,000	45,954
04/15/2029	5.000%	15,000	14,268
Avantor Funding, Inc.(a)
07/15/2028	4.625%	20,000	19,030
11/01/2029	3.875%	53,000	48,086
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	32,000	32,803
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%	36,000	34,444
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	25,000	23,617
03/15/2029	3.750%	19,000	17,367
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	43,000	40,009
04/15/2029	6.875%	29,000	22,210
05/15/2030	5.250%	55,000	45,380
01/15/2032	10.875%	19,000	19,799
Concentra Escrow Issuer Corp.(a),(g)
07/15/2032	6.875%	24,000	24,333
CVS Health Corp.
03/25/2048	5.050%	2,750,000	2,369,848
HCA, Inc.
09/01/2030	3.500%	3,900,000	3,518,055
IQVIA, Inc.(a)
05/15/2027	5.000%	18,000	17,585
05/15/2030	6.500%	16,000	16,244
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	37,000	37,413
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	22,000	20,257
10/01/2029	5.250%	106,000	101,024
Select Medical Corp.(a)
08/15/2026	6.250%	60,000	60,323
Star Parent, Inc.(a)
10/01/2030	9.000%	56,000	58,854
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	35,000	35,446
Tenet Healthcare Corp.
02/01/2027	6.250%	48,000	47,978
11/01/2027	5.125%	37,000	36,207
06/15/2028	4.625%	11,000	10,463
10/01/2028	6.125%	27,000	26,855
01/15/2030	4.375%	22,000	20,386
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/15/2030	6.125%	12,000	11,926
05/15/2031	6.750%	34,000	34,525
Total			6,810,689
Healthcare Insurance 0.6%
Centene Corp.
10/15/2030	3.000%	5,790,000	4,953,072
UnitedHealth Group, Inc.
04/15/2034	5.000%	3,550,000	3,502,651
Total			8,455,723
Home Construction 0.0%
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	10,000	9,952
01/15/2028	5.750%	30,000	29,739
08/01/2030	5.125%	16,000	15,335
Total			55,026
Independent Energy 0.0%
Baytex Energy Corp.(a)
04/30/2030	8.500%	44,000	46,017
Civitas Resources, Inc.(a)
07/01/2028	8.375%	11,000	11,541
11/01/2030	8.625%	11,000	11,807
07/01/2031	8.750%	22,000	23,555
CNX Resources Corp.(a)
01/15/2029	6.000%	28,000	27,458
01/15/2031	7.375%	8,000	8,176
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	65,000	64,086
Comstock Resources, Inc.(a)
03/01/2029	6.750%	25,000	24,059
01/15/2030	5.875%	10,000	9,321
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	20,000	19,837
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	48,000	47,395
02/01/2029	5.750%	11,000	10,646
04/15/2030	6.000%	21,000	20,276
04/15/2032	6.250%	19,000	18,282
11/01/2033	8.375%	14,000	14,917
Matador Resources Co.(a)
04/15/2028	6.875%	20,000	20,310
04/15/2032	6.500%	37,000	37,026
Permian Resources Operating LLC(a)
01/15/2032	7.000%	51,000	52,414
SM Energy Co.
09/15/2026	6.750%	27,000	26,976
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Energy Co.
02/01/2032	4.750%	73,000	67,049
Total			561,148
Integrated Energy 0.1%
BP Capital Markets America, Inc.
11/17/2027	5.017%	1,700,000	1,698,651
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	34,000	31,776
Carnival Corp.(a)
03/01/2027	5.750%	26,000	25,706
08/01/2028	4.000%	41,000	38,455
05/01/2029	6.000%	39,000	38,520
08/15/2029	7.000%	14,000	14,513
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	27,000	29,239
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	45,000	45,092
Cinemark USA, Inc.(a)
03/15/2026	5.875%	41,000	40,563
07/15/2028	5.250%	34,000	32,482
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	44,000	43,498
05/15/2027	6.500%	18,000	18,142
10/15/2027	4.750%	17,000	16,295
NCL Corp., Ltd.(a)
03/15/2026	5.875%	39,000	38,561
NCL Finance Ltd.(a)
03/15/2028	6.125%	16,000	15,790
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	26,000	25,163
07/15/2027	5.375%	8,000	7,880
04/01/2028	5.500%	9,000	8,887
01/15/2030	7.250%	27,000	27,958
03/15/2032	6.250%	13,000	13,098
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	33,000	30,846
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	52,000	52,848
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	34,000	34,549
Vail Resorts, Inc.(a)
05/15/2032	6.500%	23,000	23,277
Viking Cruises Ltd.(a)
09/15/2027	5.875%	31,000	30,676
07/15/2031	9.125%	34,000	36,799
Total			720,613
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.0%
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	48,000	48,218
Media and Entertainment 0.2%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	42,000	36,803
09/15/2028	9.000%	13,000	13,570
06/01/2029	7.500%	36,000	30,077
04/01/2030	7.875%	34,000	34,224
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	53,000	50,627
iHeartCommunications, Inc.
05/01/2026	6.375%	6,440	5,011
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	9,000	4,797
01/15/2028	4.750%	8,000	4,029
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	22,000	21,308
01/15/2029	4.250%	20,000	18,221
03/15/2030	4.625%	24,000	21,615
02/15/2031	7.375%	9,000	9,394
Roblox Corp.(a)
05/01/2030	3.875%	63,000	56,007
Univision Communications, Inc.(a)
08/15/2028	8.000%	13,000	12,669
05/01/2029	4.500%	15,000	12,633
06/30/2030	7.375%	19,000	17,725
Warnermedia Holdings, Inc.
03/15/2062	5.391%	3,800,000	2,964,169
Total			3,312,879
Metals and Mining 0.0%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	13,000	13,362
Allegheny Technologies, Inc.
10/01/2029	4.875%	16,000	15,012
10/01/2031	5.125%	20,000	18,461
Constellium SE(a)
06/15/2028	5.625%	48,000	47,048
04/15/2029	3.750%	60,000	54,440
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	53,000	51,852
04/01/2029	6.125%	51,000	50,617
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	27,000	25,254
06/01/2031	4.500%	21,000	18,606
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novelis Corp.(a)
11/15/2026	3.250%	28,000	26,306
01/30/2030	4.750%	36,000	33,395
08/15/2031	3.875%	26,000	22,518
Total			376,871
Midstream 0.5%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	49,000	49,432
CNX Midstream Partners LP(a)
04/15/2030	4.750%	40,000	36,024
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	52,000	53,562
DT Midstream, Inc.(a)
06/15/2029	4.125%	32,000	29,586
06/15/2031	4.375%	28,000	25,556
Enbridge, Inc.
04/05/2027	5.250%	1,160,000	1,160,196
EQM Midstream Partners LP(a)
07/01/2025	6.000%	40,000	40,042
06/01/2027	7.500%	14,000	14,308
07/01/2027	6.500%	33,000	33,364
04/01/2029	6.375%	18,000	18,178
01/15/2031	4.750%	57,000	53,359
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	1,600,000	1,481,283
NuStar Logistics LP
06/01/2026	6.000%	35,000	34,935
04/28/2027	5.625%	24,000	23,809
10/01/2030	6.375%	24,000	24,427
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	2,860,000	3,003,367
Sunoco LP(a)
05/01/2032	7.250%	29,000	29,982
Sunoco LP/Finance Corp.
04/30/2030	4.500%	29,000	26,841
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	38,000	37,145
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	49,000	44,648
08/15/2031	4.125%	53,000	47,576
11/01/2033	3.875%	29,000	24,752
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	51,000	52,597
02/01/2029	9.500%	14,000	15,333
06/01/2031	8.375%	11,000	11,406
02/01/2032	9.875%	16,000	17,413
Western Midstream Operating LP
04/01/2033	6.150%	764,000	780,586
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
09/15/2045	5.100%	625,000	563,597
Total			7,733,304
Natural Gas 0.0%
NiSource, Inc.
05/01/2030	3.600%	585,000	536,892
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	36,000	35,664
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	33,000	33,844
Nabors Industries Ltd.(a)
01/15/2026	7.250%	30,000	30,442
Nabors Industries, Inc.(a)
01/31/2030	9.125%	39,000	40,426
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	38,000	38,635
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	29,000	29,913
Transocean, Inc.(a)
05/15/2029	8.250%	11,000	11,022
05/15/2031	8.500%	18,000	17,982
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	27,000	27,045
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	38,000	38,267
Total			303,240
Other Industry 0.0%
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	34,000	33,960
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	12,000	12,092
Total			46,052
Other REIT 0.0%
Ladder Capital Finance Holdings LLLP(a),(g)
07/15/2031	7.000%	26,000	26,207
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	52,000	51,555
02/01/2027	4.250%	14,000	13,261
06/15/2029	4.750%	80,000	73,896
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	29,000	28,579
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	21,000	19,693
02/01/2030	7.000%	14,000	14,159
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	10,000	10,345
04/01/2032	6.500%	33,000	32,996
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	22,000	20,912
Service Properties Trust(a)
11/15/2031	8.625%	20,000	20,852
Total			312,455
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	46,000	45,081
09/01/2029	4.000%	79,000	66,949
Canpack SA/US LLC(a)
11/15/2029	3.875%	30,000	26,822
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	20,000	19,674
04/15/2030	8.750%	15,000	14,669
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	34,000	33,330
08/15/2027	8.500%	9,000	8,948
Total			215,473
Pharmaceuticals 0.7%
1375209 BC Ltd.(a)
01/30/2028	9.000%	6,000	5,770
AbbVie, Inc.
03/15/2029	4.800%	1,800,000	1,789,513
Amgen, Inc.
03/02/2053	5.650%	2,000,000	1,970,742
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	20,000	16,725
08/15/2027	5.750%	28,000	22,389
06/01/2028	4.875%	5,000	3,742
09/30/2028	11.000%	11,000	9,805
Gilead Sciences, Inc.
03/01/2026	3.650%	4,885,000	4,750,940
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	66,000	56,922
Organon Finance 1 LLC(a)
04/30/2028	4.125%	22,000	20,433
04/30/2031	5.125%	50,000	44,893
Pfizer Investment Enterprises Pte., Ltd.
05/19/2063	5.340%	1,150,000	1,085,340
Total			9,777,214
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	27,000	25,287
10/15/2027	6.750%	53,000	52,180
04/15/2028	6.750%	55,000	55,116
11/01/2029	5.875%	31,000	29,031
01/15/2031	7.000%	52,000	52,594
AmWINS Group, Inc.(a)
02/15/2029	6.375%	36,000	36,128
AssuredPartners, Inc.(a)
01/15/2029	5.625%	43,000	40,236
02/15/2032	7.500%	43,000	43,095
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	44,000	41,035
HUB International Ltd.(a)
12/01/2029	5.625%	43,000	40,657
01/31/2032	7.375%	35,000	35,506
HUB International, Ltd.(a)
06/15/2030	7.250%	64,000	65,581
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	46,000	46,525
USI, Inc.(a)
01/15/2032	7.500%	26,000	26,430
Total			589,401
Railroads 0.0%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	41,000	40,856
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	29,000	27,154
10/15/2030	4.000%	36,000	31,668
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	32,000	28,093
IRB Holding Corp.(a)
06/15/2025	7.000%	46,000	46,005
Total			132,920
Retailers 0.3%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	25,000	23,153
02/15/2032	5.000%	28,000	25,357
Cougar JV Subsidiary LLC(a)
05/15/2032	8.000%	11,000	11,367
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	46,000	42,460
Hanesbrands, Inc.(a)
02/15/2031	9.000%	18,000	18,862
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Depot, Inc. (The)
06/25/2026	5.150%	1,673,000	1,674,588
L Brands, Inc.
06/15/2029	7.500%	23,000	23,729
L Brands, Inc.(a)
10/01/2030	6.625%	24,000	24,082
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	36,000	37,605
Lithia Motors, Inc.(a)
01/15/2031	4.375%	20,000	17,840
Lowe’s Companies, Inc.
09/15/2062	5.800%	1,915,000	1,860,388
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	41,000	38,083
02/15/2029	7.750%	49,000	47,673
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	41,000	34,265
Total			3,879,452
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	25,000	24,702
03/15/2029	3.500%	28,000	25,168
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	30,000	28,777
Total			78,647
Technology 0.3%
Block, Inc.(a)
05/15/2032	6.500%	50,000	50,678
Broadcom, Inc.(a)
11/15/2036	3.187%	2,200,000	1,740,027
Camelot Finance SA(a)
11/01/2026	4.500%	19,000	18,367
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	15,000	15,230
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	25,000	23,240
07/01/2029	4.875%	59,000	54,841
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	96,000	93,097
06/30/2032	8.250%	60,000	61,169
CommScope Technologies LLC(a)
06/15/2025	6.000%	11,000	8,955
03/15/2027	5.000%	25,000	10,322
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	71,000	65,556
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entegris Escrow Corp.(a)
06/15/2030	5.950%	76,000	75,238
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	56,000	58,401
HealthEquity, Inc.(a)
10/01/2029	4.500%	22,000	20,552
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	23,000	20,519
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	37,000	37,676
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	27,000	24,671
05/30/2029	9.500%	65,000	66,210
Iron Mountain, Inc.(a)
09/15/2027	4.875%	14,000	13,583
03/15/2028	5.250%	25,000	24,199
07/15/2028	5.000%	46,000	44,077
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	66,000	60,796
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	56,000	60,562
NCR Corp.(a)
10/01/2028	5.000%	65,000	61,410
04/15/2029	5.125%	44,000	41,422
10/01/2030	5.250%	4,000	3,660
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	78,000	74,680
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,550,000	1,403,247
Picard Midco, Inc.(a)
03/31/2029	6.500%	70,000	67,246
Seagate HDD
12/15/2029	8.250%	19,000	20,377
07/15/2031	8.500%	12,000	12,910
Sensata Technologies BV(a)
09/01/2030	5.875%	17,000	16,630
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	55,000	53,285
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	22,000	22,197
Synaptics, Inc.(a)
06/15/2029	4.000%	11,000	9,970
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	45,000	44,943
UKG, Inc.(a)
02/01/2031	6.875%	52,000	52,658
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zebra Technologies Corp.(a)
06/01/2032	6.500%	23,000	23,261
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	75,000	67,692
Total			4,623,554
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	30,000	29,666
ERAC USA Finance LLC(a)
10/15/2037	7.000%	725,000	819,752
Total			849,418
Wireless 0.1%
Altice France Holding SA(a)
02/15/2028	6.000%	33,000	10,691
Altice France SA(a)
02/01/2027	8.125%	8,000	6,000
01/15/2028	5.500%	70,000	47,902
07/15/2029	5.125%	22,000	14,476
T-Mobile US, Inc.
01/15/2053	5.650%	1,350,000	1,331,031
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	34,000	28,695
Total			1,438,795
Wirelines 0.0%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	35,000	36,405
03/15/2031	8.625%	41,000	42,238
Iliad Holding SAS(a)
10/15/2026	6.500%	45,000	44,793
10/15/2028	7.000%	53,000	52,531
Total			175,967
Total Corporate Bonds & Notes (Cost $115,407,645)			113,995,449

Exchange-Traded Equity Funds 1.7%
	Shares	Value ($)
International Mid Large Cap 1.7%
iShares Core MSCI EAFE ETF	355,182	25,800,420
Total Exchange-Traded Equity Funds (Cost $23,810,276)		25,800,420

Foreign Government Obligations(h) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
11/15/2028	8.500%	12,000	12,726
05/15/2029	4.250%	18,000	15,848
02/15/2030	9.000%	95,000	100,394
Total			128,968
Total Foreign Government Obligations (Cost $124,673)			128,968

Residential Mortgage-Backed Securities - Agency 12.8%

Federal Home Loan Mortgage Corp.
04/01/2032	6.000%	20,136	20,469
04/01/2032	7.000%	13,379	13,774
07/01/2032	6.500%	7,907	8,056
01/01/2033	3.000%	413,043	389,648
01/01/2034- 05/01/2041	5.000%	219,328	217,091
04/01/2041	4.500%	41,211	40,082
12/01/2051	2.500%	4,523,271	3,707,132
Federal Home Loan Mortgage Corp.(i)
05/01/2032	6.500%	83,157	85,514
06/01/2037	6.000%	22,923	23,458
02/01/2038	5.500%	134,114	134,780
03/01/2038- 03/01/2040	5.000%	54,018	53,491
05/01/2039- 08/01/2041	4.500%	408,385	397,203
07/01/2043	3.000%	114,169	100,818
Federal National Mortgage Association
03/01/2026- 12/01/2032	7.000%	155,438	159,863
10/01/2026- 12/01/2045	3.500%	116,847	110,764
11/01/2026- 01/01/2029	4.000%	71,548	70,184
08/01/2028- 09/01/2032	6.500%	36,406	37,399
12/01/2028	6.000%	2,274	2,329
02/01/2038- 03/01/2038	5.500%	75,629	75,907
Federal National Mortgage Association(i)
02/01/2031	3.500%	77,322	74,720
10/01/2040	4.500%	96,715	93,947
Uniform Mortgage-Backed Security TBA(g)
07/18/2039- 07/15/2054	3.000%	38,175,000	32,605,522
07/18/2039- 07/15/2054	3.500%	25,500,000	22,845,495
07/18/2039- 07/15/2054	4.000%	48,250,000	44,193,323
07/15/2054	2.000%	8,950,000	6,998,481
07/15/2054	2.500%	22,825,000	18,635,364
07/15/2054	4.500%	20,200,000	19,042,445
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/15/2054	5.000%	20,450,000	19,763,008
07/15/2054	5.500%	6,000,000	5,917,266
07/15/2054	6.000%	16,150,000	16,194,791
Total Residential Mortgage-Backed Securities - Agency (Cost $193,044,853)			192,012,324

Residential Mortgage-Backed Securities - Non-Agency 8.8%

510 Asset Backed Trust(a),(c)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	781,376	762,851
A&D Mortgage Trust(a),(c)
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	4,888,551	4,905,466
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-A Class A1
09/25/2065	1.065%	1,932,713	1,681,117
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	103,914	93,364
CMO Series 2020-6 Class M1
05/25/2065	2.805%	400,000	325,946
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	353,136	326,143
CMO Series 2022-6 Class A1
07/25/2067	4.300%	3,882,299	3,768,699
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	116,533	111,020
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	410,344	392,494
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	874,499	763,926
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	356,280	312,286
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	183,182	169,989
CMO Series 2022-NQM3 Class A1
07/25/2062	5.108%	893,750	887,364
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	504,833	507,982
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	1,533,902	1,539,703
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	1,939,524	1,944,830
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	425,000	367,383
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	1,820,937	1,662,485
CMO Series 2022-NQM1 Class A1
06/25/2067	5.528%	756,052	739,038
CIM Trust(a),(c)
CMO Series 2021-NR1 Class A1
07/25/2055	5.569%	414,181	408,474
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	383,301	379,775
COLT Mortgage Loan Trust(a)
CMO Series 2021-2R Class A1
07/27/2054	0.798%	295,465	254,151
COLT Mortgage Loan Trust(a),(c)
CMO Series 2022-1 Class A1
12/27/2066	2.284%	1,946,953	1,698,792
CMO Series 2022-4 Class A1
03/25/2067	4.301%	1,705,331	1,666,789
CMO Series 2024-1 Class A1
02/25/2069	5.835%	1,552,986	1,549,725
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	8.435%	975,000	1,014,750
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	590,028	475,365
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	193,052	165,530
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	175,000	121,308
CMO Series 2021-RPL1 Class A1
09/27/2060	4.055%	1,390,954	1,361,163
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	751,019	553,870
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	375,000	270,927
CMO Series 2022-ATH3 Class A1
08/25/2067	4.991%	803,698	788,635
Cross Mortgage Trust(a),(c)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	537,780	537,575
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	1,298,368	1,222,222
CMO Series 2021-RPL4 Class A1
12/27/2060	4.039%	944,320	911,261
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	1,393,726	1,380,037
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	4.046%	688,600	688,776
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	552,259	481,473
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	346,923	324,354
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	8.045%	115,013	115,131
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 04/25/2034	7.385%	849,114	850,418
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	78,738	73,863
CMO Series 2020-1 Class A1
05/25/2065	2.006%	21,557	20,844
CMO Series 2022-2 Class A1
04/25/2067	4.299%	4,629,826	4,479,904
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.985%	306,509	308,545
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	8.235%	1,100,000	1,142,889
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	7.535%	3,535,892	3,593,820
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	7.485%	343,093	347,488
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	7.735%	2,500,000	2,562,891
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	8.285%	1,328,217	1,364,936
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	6.185%	2,327,047	2,326,581
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT Trust(a),(c)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	608,313	574,907
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	2,257,547	2,063,890
CMO Series 2022-NQM3 Class A1
04/25/2067	4.349%	4,868,708	4,744,128
CMO Series 2023-NQM2 Class A1
11/25/2067	5.837%	1,528,135	1,518,426
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	262,500	238,948
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2020-2 Class A3
05/25/2065	3.196%	550,000	523,178
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	1,025,634	1,010,231
CMO Series 2021-GS2 Class A1
04/25/2061	4.750%	1,921,559	1,886,096
LHOME Mortgage Trust(a),(c)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	700,000	702,803
MetLife Securitization Trust(a),(c)
CMO Series 2018-1A Class A
03/25/2057	3.750%	324,025	304,781
MFA Trust(a),(c)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	475,000	409,514
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	491,029	437,527
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	4,532,226	4,351,677
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	454,809	453,724
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	133,998	124,311
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	24,895	23,078
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	41,625	38,592
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2018-3 Class A1
08/25/2058	3.482%	543,920	525,294
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	1,150,000	990,507
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	121,854	113,160
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	274,261	264,627
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	7.385%	189,883	190,071
OBX Trust(a),(c)
CMO Series 2023-NQM1 Class A1
11/25/2062	6.120%	801,906	796,559
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	1,538,756	1,567,623
CMO Series 2023-NQM8 Class A2
09/25/2063	7.248%	1,267,212	1,287,500
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	232,992	210,214
Preston Ridge Partners Mortgage(a),(c)
CMO Series 2021-4 Class A1
04/25/2026	4.867%	1,929,087	1,924,408
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2020-6 Class A1
11/25/2025	5.363%	460,756	458,097
CMO Series 2021-10 Class A1
10/25/2026	2.487%	1,028,168	999,479
CMO Series 2021-3 Class A1
04/25/2026	4.867%	841,727	821,839
CMO Series 2021-9 Class A1
10/25/2026	2.363%	1,610,599	1,585,081
PRET LLC(a),(c)
CMO Series 2024-NPL2 Class A1
02/25/2054	7.021%	4,680,776	4,661,878
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	3,368,415	3,363,013
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	1,511,994	1,487,330
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	2,000,000	1,326,885
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	1,475,000	990,839
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	1,300,000	881,336
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM LLC(a),(c)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	485,833	432,016
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	865,519	821,107
PRPM Trust(a),(c)
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	183,117	182,811
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	627,617	629,364
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	7.195%	4,091	4,094
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	9.045%	725,000	734,956
RCO Mortgage LLC(a),(c)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	526,649	525,020
Residential Mortgage Loan Trust(a),(c)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	73,958	71,480
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	425,303	409,932
CMO Series 2020-2 Class A3
04/25/2060	3.000%	430,454	424,369
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	96,656	89,408
CMO Series 2021-4 Class M1
08/25/2056	2.400%	525,000	364,345
Towd Point HE Trust(a),(c)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	450,000	417,638
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	85,175	82,785
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	331,090	323,484
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month Term SOFR + 1.114% 10/25/2048	6.460%	317,338	322,009
CMO Series 2019-HY2 Class A1
1-month Term SOFR + 1.114% 05/25/2058	6.460%	383,500	392,943
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	3,039,238	2,973,980
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	5.289%	59,856	59,430
Vericrest Opportunity Loan Transferee(a),(c)
CMO Series 2021-NP11 Class A1
08/25/2051	1.868%	1,213,330	1,180,952
Vericrest Opportunity Loan Transferee XCII LLC(a),(c)
CMO Series 2021-NPL1 Class A1
02/27/2051	4.893%	602,842	595,058
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
02/27/2051	4.893%	616,901	603,047
Vericrest Opportunity Loan Transferee XCIV LLC(a),(c)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	738,595	726,672
Vericrest Opportunity Loan Transferee XCIX LLC(a),(c)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	502,080	490,507
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	5.116%	427,356	423,602
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	1,964,538	1,953,305
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	4.992%	1,575,774	1,534,205
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	373,192	362,692
CMO Series 2020-1 Class M1
01/25/2060	3.021%	1,000,000	870,326
CMO Series 2020-2 Class A1
05/25/2060	3.226%	16,902	16,772
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	125,299	117,050
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	158,712	148,279
CMO Series 2022-1 Class A1
01/25/2067	2.724%	3,168,131	2,851,695
CMO Series 2022-4 Class A1
04/25/2067	4.474%	390,691	381,155
CMO Series 2023-1 Class A1
12/25/2067	5.850%	1,191,629	1,184,545
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-6 Class A2
09/25/2068	6.939%	606,779	612,366
CMO Series 2023-8 Class A1
12/25/2068	6.259%	533,477	535,589
CMO Series 2023-INV1 Class A1
02/25/2068	5.999%	2,744,133	2,735,826
CMO Series 2024-1 Class A1
01/25/2069	5.712%	2,513,163	2,501,555
CMO Series 2024-3 Class A1
04/25/2069	6.338%	2,011,502	2,023,425
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	1,312,181	1,316,739
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	188,548	179,393
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	110,729	102,868
CMO Series 2020-1R Class A3
11/25/2055	1.873%	129,184	120,218
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $136,611,884)			131,384,911

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(j)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	8.590%	33,235	33,336
Property & Casualty 0.0%
Truist Insurance Holdings LLC(b),(j)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	10.085%	24,768	25,212
Technology 0.0%
Ascend Learning LLC(b),(j)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.944%	52,835	52,760
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.194%	23,000	22,436
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DCert Buyer, Inc.(b),(j)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	12.344%	12,000	10,638
UKG, Inc.(b),(j)
1st Lien Term Loan
1-month Term SOFR + 3.250% 02/10/2031	8.576%	17,544	17,601
Total			103,435
Total Senior Loans (Cost $161,896)			161,983

U.S. Treasury Obligations 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(i)
05/15/2047	3.000%	6,850,000	5,240,250
Total U.S. Treasury Obligations (Cost $5,393,330)			5,240,250

Money Market Funds 10.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(k),(l)	157,881,516	157,834,152
Total Money Market Funds (Cost $157,839,197)		157,834,152
Total Investments in Securities (Cost: $1,384,128,635)		1,678,741,334
Other Assets & Liabilities, Net		(182,286,725)
Net Assets		1,496,454,609
At June 30, 2024, securities and/or cash totaling $3,239,788 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	546	09/2024	USD	60,051,469	486,335	—
U.S. Treasury 2-Year Note	724	09/2024	USD	147,854,375	433,323	—
U.S. Treasury 5-Year Note	467	09/2024	USD	49,771,984	327,689	—
U.S. Treasury 5-Year Note	250	09/2024	USD	26,644,531	—	(27,083)
Total					1,247,347	(27,083)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra Bond	(51)	09/2024	USD	(6,392,531)	—	(88,087)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2024, the total value of these securities amounted to $299,466,882, which represents 20.01% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2024.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2024.

(d)	Non-income producing investment.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2024.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(g)	Represents a security purchased on a when-issued basis.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)
The stated interest rate represents the weighted average interest rate at June 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	The rate shown is the seven-day current annualized yield at June 30, 2024.
(l)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	143,518,823	253,074,124	(238,742,526)	(16,269)	157,834,152	5,202	4,112,439	157,881,516
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Portfolio of Investments (continued)
June 30, 2024 (Unaudited)
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	121,309,519	—	121,309,519
Commercial Mortgage-Backed Securities - Non-Agency	—	44,970,396	—	44,970,396
Common Stocks
Communication Services	104,848,308	—	—	104,848,308
Consumer Discretionary	68,814,193	—	—	68,814,193
Consumer Staples	42,883,443	—	—	42,883,443
Energy	33,482,550	—	—	33,482,550
Financials	114,474,983	—	—	114,474,983
Health Care	112,982,593	—	—	112,982,593
Industrials	71,491,799	—	—	71,491,799
Information Technology	291,627,437	—	—	291,627,437
Materials	20,152,103	—	—	20,152,103
Real Estate	10,879,643	—	—	10,879,643
Utilities	14,265,910	—	—	14,265,910
Total Common Stocks	885,902,962	—	—	885,902,962
Corporate Bonds & Notes	—	113,995,449	—	113,995,449
Exchange-Traded Equity Funds	25,800,420	—	—	25,800,420
Foreign Government Obligations	—	128,968	—	128,968
Residential Mortgage-Backed Securities - Agency	—	192,012,324	—	192,012,324
Residential Mortgage-Backed Securities - Non-Agency	—	131,384,911	—	131,384,911
Senior Loans	—	161,983	—	161,983
U.S. Treasury Obligations	—	5,240,250	—	5,240,250
Money Market Funds	157,834,152	—	—	157,834,152
Total Investments in Securities	1,069,537,534	609,203,800	—	1,678,741,334
Investments in Derivatives
Asset
Futures Contracts	1,247,347	—	—	1,247,347
Liability
Futures Contracts	(115,170)	—	—	(115,170)
Total	1,070,669,711	609,203,800	—	1,679,873,511
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,226,289,438)	$1,520,907,182
Affiliated issuers (cost $157,839,197)	157,834,152
Cash	43,441
Receivable for:
Investments sold	2,240,102
Investments sold on a delayed delivery basis	3,924
Capital shares sold	198,918
Dividends	929,441
Interest	2,967,214
Foreign tax reclaims	10,880
Variation margin for futures contracts	84,469
Expense reimbursement due from Investment Manager	391
Prepaid expenses	5,748
Total assets	1,685,225,862
Liabilities
Payable for:
Investments purchased	5,910
Investments purchased on a delayed delivery basis	187,222,451
Capital shares redeemed	954,835
Variation margin for futures contracts	253,745
Management services fees	27,504
Distribution and/or service fees	5,579
Service fees	74,555
Compensation of chief compliance officer	124
Compensation of board members	3,039
Other expenses	67,866
Deferred compensation of board members	155,645
Total liabilities	188,771,253
Net assets applicable to outstanding capital stock	$1,496,454,609
Represented by
Trust capital	$1,496,454,609
Total - representing net assets applicable to outstanding capital stock	$1,496,454,609
Class 1
Net assets	$40,055,516
Shares outstanding	855,186
Net asset value per share	$46.84
Class 2
Net assets	$170,637,832
Shares outstanding	3,734,661
Net asset value per share	$45.69
Class 3
Net assets	$1,285,761,261
Shares outstanding	27,771,083
Net asset value per share	$46.30
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Statement of Operations
Six Months Ended June 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$5,985,672
Dividends — affiliated issuers	4,112,439
Interest	10,196,462
Interfund lending	5,936
Foreign taxes withheld	(34,156)
Total income	20,266,353
Expenses:
Management services fees	4,789,345
Distribution and/or service fees
Class 2	184,117
Class 3	777,095
Service fees	446,877
Custodian fees	23,582
Printing and postage fees	40,545
Accounting services fees	20,524
Legal fees	13,159
Interest on collateral	1,048
Compensation of chief compliance officer	129
Compensation of board members	12,949
Deferred compensation of board members	21,434
Other	11,767
Total expenses	6,342,571
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(108,321)
Total net expenses	6,234,250
Net investment income	14,032,103
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	49,594,704
Investments — affiliated issuers	5,202
Foreign currency translations	1,151
Futures contracts	(3,146,082)
Net realized gain	46,454,975
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	73,885,029
Investments — affiliated issuers	(16,269)
Foreign currency translations	(2,075)
Futures contracts	(1,648,556)
Net change in unrealized appreciation (depreciation)	72,218,129
Net realized and unrealized gain	118,673,104
Net increase in net assets resulting from operations	$132,705,207
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations
Net investment income	$14,032,103	$22,778,472
Net realized gain	46,454,975	17,228,750
Net change in unrealized appreciation (depreciation)	72,218,129	204,062,263
Net increase in net assets resulting from operations	132,705,207	244,069,485
Decrease in net assets from capital stock activity	(16,599,622)	(33,471,736)
Total increase in net assets	116,105,585	210,597,749
Net assets at beginning of period	1,380,349,024	1,169,751,275
Net assets at end of period	$1,496,454,609	$1,380,349,024

	Six Months Ended		Year Ended
	June 30, 2024 (Unaudited)		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	190,265	8,505,673	256,356	9,972,809
Shares redeemed	(8,022)	(360,213)	(18,321)	(722,730)
Net increase	182,243	8,145,460	238,035	9,250,079
Class 2
Shares sold	608,522	26,710,502	947,047	35,961,841
Shares redeemed	(50,225)	(2,172,635)	(137,801)	(5,307,486)
Net increase	558,297	24,537,867	809,246	30,654,355
Class 3
Shares sold	162,233	7,229,075	336,176	13,209,886
Shares redeemed	(1,281,291)	(56,512,024)	(2,273,170)	(86,586,056)
Net decrease	(1,119,058)	(49,282,949)	(1,936,994)	(73,376,170)
Total net decrease	(378,518)	(16,599,622)	(889,713)	(33,471,736)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$42.67	0.47	3.70	4.17
Year Ended 12/31/2023	$35.15	0.76	6.76	7.52
Year Ended 12/31/2022	$42.17	0.49	(7.51)	(7.02)
Year Ended 12/31/2021	$36.71	0.33	5.13	5.46
Year Ended 12/31/2020	$31.17	0.40	5.14	5.54
Year Ended 12/31/2019	$25.35	0.48	5.34	5.82
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$41.67	0.40	3.62	4.02
Year Ended 12/31/2023	$34.41	0.65	6.61	7.26
Year Ended 12/31/2022	$41.39	0.40	(7.38)	(6.98)
Year Ended 12/31/2021	$36.11	0.24	5.04	5.28
Year Ended 12/31/2020	$30.74	0.33	5.04	5.37
Year Ended 12/31/2019	$25.06	0.41	5.27	5.68
Class 3
Six Months Ended 6/30/2024 (Unaudited)	$42.20	0.43	3.67	4.10
Year Ended 12/31/2023	$34.81	0.69	6.70	7.39
Year Ended 12/31/2022	$41.81	0.42	(7.42)	(7.00)
Year Ended 12/31/2021	$36.44	0.27	5.10	5.37
Year Ended 12/31/2020	$30.99	0.36	5.09	5.45
Year Ended 12/31/2019	$25.24	0.45	5.30	5.75

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Balanced Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2024 (Unaudited)	$46.84	9.77%	0.76% (c)	0.74% (c)	2.12%	99%	$40,056
Year Ended 12/31/2023	$42.67	21.40%	0.76% (c)	0.75% (c)	1.97%	182%	$28,713
Year Ended 12/31/2022	$35.15	(16.65% )	0.76% (c)	0.76% (c)	1.31%	134%	$15,285
Year Ended 12/31/2021	$42.17	14.88%	0.75% (c)	0.75% (c)	0.82%	118%	$11,736
Year Ended 12/31/2020	$36.71	17.77%	0.78%	0.77%	1.21%	145%	$3,591
Year Ended 12/31/2019	$31.17	22.96%	0.79%	0.76%	1.63%	126%	$741
Class 2
Six Months Ended 6/30/2024 (Unaudited)	$45.69	9.65%	1.01% (c)	0.99% (c)	1.87%	99%	$170,638
Year Ended 12/31/2023	$41.67	21.10%	1.01% (c)	1.00% (c)	1.71%	182%	$132,373
Year Ended 12/31/2022	$34.41	(16.87% )	1.01% (c)	1.01% (c)	1.12%	134%	$81,461
Year Ended 12/31/2021	$41.39	14.62%	1.00% (c)	1.00% (c)	0.60%	118%	$33,191
Year Ended 12/31/2020	$36.11	17.47%	1.00%	1.00%	1.04%	145%	$4
Year Ended 12/31/2019	$30.74	22.66%	1.03%	1.01%	1.43%	126%	$4
Class 3
Six Months Ended 6/30/2024 (Unaudited)	$46.30	9.72%	0.88% (c)	0.87% (c)	1.98%	99%	$1,285,761
Year Ended 12/31/2023	$42.20	21.23%	0.89% (c)	0.87% (c)	1.82%	182%	$1,219,262
Year Ended 12/31/2022	$34.81	(16.74% )	0.88% (c)	0.88% (c)	1.13%	134%	$1,073,005
Year Ended 12/31/2021	$41.81	14.74%	0.88% (c)	0.88% (c)	0.69%	118%	$1,406,738
Year Ended 12/31/2020	$36.44	17.58%	0.90%	0.89%	1.13%	145%	$1,286,659
Year Ended 12/31/2019	$30.99	22.78%	0.91%	0.88%	1.57%	126%	$1,137,620
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund  | 2024

Notes to Financial Statements
June 30, 2024 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Balanced Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Columbia Variable Portfolio – Balanced Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may
Columbia Variable Portfolio – Balanced Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate

Columbia Variable Portfolio – Balanced Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	1,247,347 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	115,170 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Variable Portfolio – Balanced Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(3,146,082)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(1,648,556)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	172,852,290
Futures contracts — short	2,688,658
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Columbia Variable Portfolio – Balanced Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is
Columbia Variable Portfolio – Balanced Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Columbia Variable Portfolio – Balanced Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.5075% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2024 was 0.6722% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2024 was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Columbia Variable Portfolio – Balanced Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2024 through April 30, 2025 (%)	Voluntary expense cap May 1, 2024 through June 30, 2024 (%)	Contractual expense cap prior to May 1, 2024 (%)
Class 1	0.77	0.74	0.74
Class 2	1.02	0.99	0.99
Class 3	0.895	0.865	0.865
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,448,170,512 and $1,452,537,498, respectively, for the six months ended June 30, 2024, of which $1,097,087,862 and $1,078,179,101, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.

Columbia Variable Portfolio – Balanced Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	6,083,333	5.86	6
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2024.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended June 30, 2024.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the
Columbia Variable Portfolio – Balanced Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2024, affiliated shareholders of record owned 97.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Columbia Variable Portfolio – Balanced Fund  | 2024

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Variable Portfolio – Balanced Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Balanced Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

Columbia Variable Portfolio – Balanced Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the
Columbia Variable Portfolio – Balanced Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio but lower than the 60th percentile of the Fund’s peer universe.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Variable Portfolio – Balanced Fund  | 2024

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Columbia Variable Portfolio – Balanced Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2024 Columbia Management Investment Advisers, LLC.
SAR7000_12_P01_(08/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 22, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 22, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 22, 2024